FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
FAIR VALUE OF ASSETS AND LIABILITIES
Summary of assets and liabilities measured at fair value on a recurring basis

	At September 30, 2017
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Cash equivalents	$16,524	$—	$—	$16,524
Marketable securities	—	734	—	734
Derivative warrant liability	$—	$(41)	$—	$(41)

	At December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Cash equivalents	$21,353	$—	$—	$21,353
Marketable securities	—	11,577	—	11,577
Derivative warrant liability	$—	$(1,314)	$—	$(1,314)

	At December 31, 2016
	Level 1	Level 2	Level 3	Fair Value
Cash equivalents	$21,353	$—	$—	$21,353
Marketable securities	—	11,577	—	11,577
Derivative warrant liability	$—	$1,314	$—	$1,314

	At December 31, 2015
	Level 1	Level 2	Level 3	Fair Value
Cash equivalents	$14,804	$—	$—	$14,804
Marketable securities	—	5,274	—	5,274
Derivative warrant liability	$—	$1,907	$—	$1,907